SCHEDULE OF DEPOSITS AND PREPAYMENT (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Trade deposit	$ 320,513	$ 320,513
Financial service deposit (note)	897,436
Prepaid financial service fee (note)	62,500
Deposits paid for purchase of property, plant and equipment	462,974
Total deposits classified as non-current assets	1,743,423	320,513
Prepaid financial service fee	11,127	10,899
Financial service deposit (note)	187,500
Utility and other deposit	4,551	6,667
Total deposits and prepayment classified as current assets	203,178	17,566
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Deposit for operating lease arrangement	600,000
Total deposits classified as non-current assets	600,000
Prepayment paid to suppliers		169,834
Total deposits and prepayment classified as current assets		$ 169,834